Share-Based Compensation - Restricted and Ordinary Shares Narratives (Details) $ in Millions	3 Months Ended
Mar. 31, 2020 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award
Share based compensation not yet recognized for unvested shares vesting period	3 years 2 months 12 days
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award
Share based compensation not yet recognized for unvested shares other than options	$ 0.2
Share based compensation not yet recognized for unvested shares vesting period	1 year 3 months 18 days